Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from (to) related parties	$ 681	$ (18)
Purchases from related parties	15	3	$ 43
Interest (expense) from Parent	$ 22	$ (28)	$ (9)
Interest rate, related party	5.50%	5.50%	5.50%